UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07850

Allegiant Advantage Fund

(Exact name of registrant as specified in charter)

760 Moore Road

King of Prussia, PA 19406

(Address of principal executive offices) (Zip code)

Audrey C. Talley, Esq.

Drinker Biddle & Reath LLP

One Logan Square

18th & Cherry Streets

Philadelphia, PA 19103-6996

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-364-4890

Date of fiscal year end: May 31

Date of reporting period: August 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedule of Investments is attached herewith.

Allegiant Advantage Institutional Money Market Fund

SCHEDULE OF INVESTMENTS

August 31, 2008 (Unaudited)

	Par (000)	Value (000)
COMMERCIAL PAPER — 39.6%
Banks — 29.1%
Abbey National North America
2.690%, 11/03/08	$20,000	$19,906
2.770%, 11/14/08	20,000	19,886
ABN AMRO
2.420%, 09/18/08	15,000	14,983
ANZ
2.825%, 11/24/08	20,000	19,868
2.760%, 12/02/08	20,000	19,859
2.800%, 12/05/08	16,500	16,378
BNP Paribas Finance
2.810%, 11/10/08	14,350	14,272
2.755%, 11/21/08	20,000	20,000
2.790%, 12/05/08	15,000	14,890
2.900%, 12/29/08	20,000	20,001
Danske
2.710%, 09/17/08	20,000	19,976
2.780%, 11/18/08	20,000	19,880
2.800%, 12/08/08	20,000	19,848
JPMorgan Chase
2.790%, 12/08/08	13,840	13,735
Lloyds TSB Bank PLC
2.190%, 09/12/08	20,000	19,987
National Australia Funding Delaware
2.640%, 09/08/08	20,000	19,990
2.680%, 10/01/08	15,000	14,966
2.820%, 12/01/08	15,000	14,893
2.820%, 12/26/08	20,000	19,818
Nordea North America
2.640%, 09/04/08	25,000	24,995
2.660%, 11/06/08	20,000	19,902
2.780%, 02/13/09	20,000	19,745
Rabobank USA Finance
2.680%, 11/25/08	20,000	19,873
Royal Bank of Scotland Group PLC
2.750%, 11/05/08	20,000	19,901
2.815%, 11/10/08	20,000	19,890
2.840%, 12/01/08	20,000	19,856
2.850%, 12/22/08	5,000	4,956
Societe Generale North America
2.680%, 09/10/08	10,000	9,993
2.680%, 09/30/08	20,000	19,957
2.850%, 11/10/08	20,000	19,889
2.840%, 12/23/08	20,000	19,822
Svenska Handelsbanken
2.705%, 11/13/08	20,000	19,890
Toronto-Dominion Holdings
2.690%, 11/07/08	20,000	19,900
2.690%, 11/25/08	20,000	19,873
3.005%, 01/02/09	20,000	19,795
UBS Finance
2.650%, 09/29/08	20,000	19,959
2.840%, 10/27/08	5,080	5,058
Westpac Banking
2.580%, 09/05/08	20,000	19,994
2.660%, 10/08/08	20,000	19,945
2.810%, 11/12/08	6,500	6,463

		712,792

Financial Services — 10.5%
AIG Funding
2.600%, 09/03/08	13,000	12,998
2.880%, 12/09/08	20,000	19,842
Allianz Finance
2.800%, 09/16/08	10,000	9,988
2.550%, 10/14/08	15,000	14,954
Citigroup Funding
2.690%, 10/17/08	20,000	19,931
2.780%, 11/24/08	20,000	19,870
Dexia Delaware LLC
2.780%, 10/10/08	20,000	19,940
2.800%, 10/15/08	10,000	9,966
2.810%, 11/07/08	20,000	19,896
ING Funding LLC
2.600%, 09/03/08	10,000	9,999
2.665%, 09/19/08	20,000	19,973
2.690%, 11/03/08	20,000	19,906
2.770%, 11/14/08	20,000	19,886
National Rural Utilities Cooperative Finance
2.370%, 09/26/08	20,000	19,967
PNC Funding
2.840%, 12/23/08	20,000	19,822

		256,938

Total Commercial Paper (Cost $969,730)		969,730

CORPORATE BONDS — 17.6%
Banks — 8.8%
ABN AMRO (FRN)
2.996%, 01/30/09 (A)	13,350	13,346
Bank of America
5.875%, 02/15/09	3,895	3,944
3.375%, 02/17/09	6,500	6,510
Bank of America (FRN)
2.988%, 08/03/09 (A)	20,000	20,000
JPMorgan Chase (FRN) (MTN)
2.828%, 04/03/09	20,000	19,977
Lloyds TSB Group PLC (FRN)
2.632%, 09/05/08 (A)	20,000	20,000
PNC Bank NA (FRN)
2.401%, 10/03/08	20,000	19,994
Rabobank Nederland NV (FRN)
2.791%, 04/06/09 (A)	20,000	19,989
Royal Bank of Canada (FRN)
3.104%, 09/15/09 (A)	20,000	20,000
Svenska Handelsbanken (FRN)
3.001%, 08/06/09 (A)	15,000	15,000
Wachovia Bank (FRN)
2.070%, 10/03/08	15,000	14,994
Wells Fargo (FRN)
2.617%, 07/15/09 (A)	20,000	20,000
Westpac Banking (FRN)
2.948%, 02/06/09 (A)	20,000	19,989

		213,743

Computer Hardware — 0.8%
International Business Machines (FRN)
2.451%, 09/02/08 (A)	20,000	20,000

Consumer Discretionary — 0.6%
Procter & Gamble International (FRN)
2.801%, 07/06/09 (A)	15,000	15,004

Energy — 0.8%
BP AMI Leasing (FRN)
2.819%, 06/26/09 (A)	20,000	20,001

Allegiant Advantage Institutional Money Market Fund

SCHEDULE OF INVESTMENTS

August 31, 2008 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — continued
Finance-Automotive — 0.8%
American Honda Finance (FRN) (MTN)
2.924%, 05/05/09 (A)	$20,000	$20,000

Financial Services — 1.4%
General Electric Capital (FRN)
2.876%, 06/15/09	25,000	25,016
General Electric Capital (FRN) (MTN)
2.795%, 10/24/08	9,500	9,503

		34,519

Insurance — 4.4%
AIG Matched Funding (FRN)
2.530%, 10/06/08 (A)	20,000	19,995
Allstate Life Global Funding Trusts (FRN)
2.481%, 09/04/08	20,000	19,999
Monumental Global Funding III (FRN)
2.847%, 01/15/09 (A)	20,000	19,992
Nationwide Life Global Funding I (FRN) (MTN)
2.881%, 09/23/08 (A)	20,000	20,003
Pricoa Global Funding I (FRN)
2.866%, 09/12/08 (A)	10,000	9,999
Principal Life Income Funding Trusts (FRN) (MTN)
3.041%, 08/07/09	18,000	17,984

		107,972

Total Corporate Bonds (Cost $431,239)		431,239

CERTIFICATES OF DEPOSIT — 15.6%
Domestic — 4.9%
American Express Centurion
2.510%, 09/26/08	20,000	20,000
2.810%, 10/10/08	20,000	20,000
Fifth Third Bancorp
2.690%, 09/23/08	20,000	20,000
2.680%, 10/01/08	20,000	20,000
2.710%, 10/17/08	20,000	20,000
U.S. Bank NA
2.780%, 02/23/09	20,000	20,000

		120,000

Yankee — 10.7%
Abbey National Treasury Services PLC CT (FRN)
2.733%, 10/02/08	20,000	20,002
Bank of Montreal CHI (FRN)
2.889%, 10/31/08	20,000	20,001
3.141%, 08/25/09	20,000	20,000
Bank of Nova Scotia OR (FRN)
2.420%, 01/05/09	37,000	36,966
Barclays Bank PLC NY (FRN)
2.782%, 10/07/08	20,000	20,000
Canadian Imperial Bank of Commerce NY
2.820%, 11/12/08	20,000	20,000
2.880%, 11/17/08	20,000	20,000
Credit Suisse NY (FRN)
2.939%, 01/30/09	20,000	19,993
Dexia Credit Local SA NY
2.765%, 09/12/08	20,000	20,000
Fortis Bank NY (FRN)
2.751%, 09/30/08	5,300	5,301
Nordea Bank Finland PLC NY (FRN)
2.426%, 12/01/08	20,000	19,989
Royal Bank of Canada NY
2.760%, 12/01/08	20,000	20,000
UBS AG CT
2.710%, 10/21/08	20,000	20,000

		262,252

Total Certificates of Deposit (Cost $382,252)		382,252

BANK NOTES — 1.7%
Banks — 1.7%
Wells Fargo Bank NA
2.440%, 09/09/08	20,000	20,000
2.640%, 10/27/08	20,000	20,000

Total Bank Notes (Cost $40,000)		40,000

FUNDING AGREEMENTS — 1.7%
Metropolitan Life Funding Agreement (FRN)
3.172%, 07/14/09 (B)	20,000	20,000
New York Life Funding Agreement (FRN)
2.951%, 06/04/09 (B)	20,000	20,000

Total Funding Agreements (Cost $40,000)		40,000

U.S. GOVERNMENT AGENCY OBLIGATION — 1.0%
Federal Home Loan Bank — 1.0%
Federal Home Loan Bank (FRN)
2.105%, 03/05/09	25,000	25,000

(Cost $25,000)
MASTER NOTES — 0.8%
Banks — 0.8%
Bank of America (DO)
2.185%, 09/02/08	10,000	10,000
2.185%, 09/02/08	10,000	10,000

Total Master Notes (Cost $20,000)		20,000

	Number of Shares
MONEY MARKET FUNDS — 2.8%
AIM STIT Liquid Assets Portfolio	29,243,600	29,244
BlackRock Liquidity Funds TempFund	40,000,000	40,000

Total Money Market Funds (Cost $69,244)		69,244

	Par (000)	Value (000)
REPURCHASE AGREEMENTS — 19.3%
Bank of America Securities LLC
2.110% (dated 08/29/08, due 09/02/08, repurchase price $65,015,239, collateralized by Federal Home Loan Mortgage Corporation Bond, 5.000%, due 08/01/38, total market value $66,300,000)	$65,000	$65,000
Barclays Capital Markets
2.110% (dated 08/29/08, due 09/02/08, repurchase price $75,017,583, collateralized by Federal Home Loan Mortgage Corporation Notes, 3.125% to 4.160%, due 05/12/10 to 01/29/13, total market value $76,500,410)	75,000	75,000
Deutsche Bank Securities
2.140% (dated 08/29/08, due 09/02/08, repurchase price $85,020,211, collateralized by Federal Home Loan Mortgage Corporation and Federal National Mortgage Association Bonds, Federal National Mortgage Association Variable Rate and Federal Home Loan Mortgage Corporation Adjustable Rate Mortgage Notes, 4.894% to 7.000%, due 04/01/21 to 07/01/38, total market value $86,700,000)	85,000	85,000
Greenwich Capital Markets
2.120% (dated 08/29/08, due 09/02/08, repurchase price $98,023,084, collateralized by Federal National Mortgage Association Bonds, 5.500% to 6.000%, due 03/01/38 to 09/01/38, total market value $99,964,144)	98,000	98,000
Merrill Lynch Government Securities
2.130% (dated 08/29/08, due 09/02/08, repurchase price $89,021,063, collateralized by Federal Home Loan Mortgage Corporation Bonds, 6.000%, due 08/01/38, total market value $90,781,788)	89,000	89,000
UBS Securities
2.080% (dated 08/29/08, due 09/02/08, repurchase price $60,013,867, collateralized by Federal National Mortgage Association Bonds, 5.500% to 6.500%, due 08/01/28 to 08/01/37, total market value $61,200,864)	60,000	60,000

Total Repurchase Agreements (Cost $472,000)		472,000

		Value (000)
TOTAL INVESTMENTS — 100.1% (Cost $2,449,465)*		$2,449,465

Other Assets & Liabilities — (0.1)%		(1,838)

TOTAL NET ASSETS — 100.0%		$2,447,627

*	Also cost for Federal income tax purposes.

†	The rate shown is the effective yield at purchase date.

(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is (000) $293,318 and represents 12.0% of net assets as of August 31, 2008.

(B)	Illiquid Security. Total market value of illiquid securities is (000) $40,000 and represents 1.6% of net assets as of August 31, 2008.

DO —	Demand Obligation: the rate shown is the rate in effect on August 31, 2008, and the date shown is the next reset date. The rate floats daily.

FRN —	Floating Rate Note: the rate shown is the rate in effect on August 31, 2008, and the date shown is the final maturity date, not the next reset or put date. The rate floats based on a predetermined index.

LLC	— Limited Liability Company

MTN	— Medium Term Note

PLC	— Public Liability Company

See Notes to Schedule of Investments.

Allegiant Advantage Institutional Money Market Fund

NOTES TO SCHEDULE OF INVESTMENTS

August 31, 2008 (Unaudited)

1. Investment Valuation

The investments of the Fund, other than investments in other money market funds, are valued at amortized cost, which approximates market value. The amortized cost method values an investment at its cost at the time of purchase and thereafter assumes a constant accretion of discount or amortization of premium to maturity. If this method is determined to be unreliable during certain market conditions or for other reasons, the Fund may value its investments at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees. No investments held at August 31, 2008 were valued at other than amortized cost.

Investments in other money market funds are valued at their respective net asset values as determined by those funds each business day.

In September 2006, FASB issued Statement No. 157 Fair Value Measurements (“Statement 157”). In accordance with Statement 157, Fair Value is defined as the price that the fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Statement 157 established a three-tier hierarchy to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumption that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The Fund adopted Statement 157 as of the commencement of investment operations on June 1, 2008. The Adoption of Statement 157 did not have any material effect on the amounts reported in the Schedule of Investments.

The market value table below illustrates the valuation hierarchy of securities at August 31, 2008.

	Valuation Inputs (in thousands)
	Investments in Securities
	Level 1 - Quoted Prices	Level 2 - Other Significant Inputs	Level 3 - Significant Unobservable Inputs	Total
Institutional Money Market Fund	$69,244	$2,380,221	$—	$2,449,465

To determine the valuation hierarchy, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Trust did not have any securities that were valued at Level 3 fair valuation on August 31, 2008.

2. Investment Transactions

Investment transactions are recorded on trade date.

3. Subsequent Events

On October 24, 2008, National City Corporation (“National City”) and the PNC Financial Services Group, Inc. (“PNC”) announced that they have signed a definitive agreement for PNC to acquire National City. National City is the indirect parent company of Allegiant Asset Management Company (the “Adviser”), investment adviser to the Allegiant Funds (the “Funds”). PNC Global Investment Servicing

(U.S.) Inc., the Co-Administrator to the Funds, is a wholly owned subsidiary of PNC. The proposed transaction is currently expected to close by December 31, 2008.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Allegiant Advantage Fund

By (Signature and Title)*	/s/ Timothy L. Swanson
Timothy L. Swanson, President, Chief Executive Officer & Chief Legal Officer
(principal executive officer)

Date October 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Timothy L. Swanson
Timothy L. Swanson, President, Chief Executive Officer & Chief Legal Officer
(principal executive officer)

Date October 27, 2008

By (Signature and Title)*	/s/ John Kernan
John Kernan, Treasurer
(principal financial officer)

Date October 27, 2008

*	Print the name and title of each signing officer under his or her signature.